UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/11

Check here if Amendment [  ]; Amendment Number:
      This Amendment (Check only one.): [  ] is a restatement
                                        [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Holland Capital Management LLC
Address: One N. Wacker Drive, Suite 700
         Chicago, IL 60606

Form 13F File Number: 28-04636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Susan Chamberlain
Title:   CCO
Phone:   312-553-4844

Signature, Place, and Date of Signing:

/s/ Susan Chamberlain                Chicago, IL                         11/1/11
---------------------                -----------                         -------
     [Signature]                    [City, State]                         [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28-
         [Repeat as necessary.]

                           HOLLAND CAPITAL MANAGEMENT

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 9/30/2011


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   74

FORM 13F INFORMATION TABLE VALUE TOTAL:   $1,775,295
                                          (thousands)


LIST OF OTHER INCLUDED MANAGERS:

NO. 13F FILE NUMBER NAME


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems                                   00724f101    38252  1582617 SH       Sole                                    1582617
Advance Auto Parts                              00751y106    26929   463500 SH       Sole                                     463500
Amazon                                          023135106    51194   236755 SH       Sole                                     236755
American Tower                                  029912201    42496   789883 SH       Sole                                     789883
Apple                                           037833100    80377   210786 SH       Sole                                     210786
Automatic Data Processing                       053015103    14319   303695 SH       Sole                                     303695
Berkshire Hathaway Class B                      084670702    45163   635740 SH       Sole                                     635740
BioMarin                                        09061g101     3753   117750 SH       Sole                                     117750
BlackRock                                       09247x101    17967   121390 SH       Sole                                     121390
Cameron Intl                                    13342b105     4077    98150 SH       Sole                                      98150
Children's Place                                168905107     3755    80700 SH       Sole                                      80700
Cisco Systems                                   17275r102    52761  3403955 SH       Sole                                    3403955
Citrix Systems                                  177376100    79958  1466320 SH       Sole                                    1466320
Costco                                          22160k105    27893   339625 SH       Sole                                     339625
Covidien                                        G2554F113    62298  1412645 SH       Sole                                    1412645
DENTSPLY Intl                                   249030107     1410    45950 SH       Sole                                      45950
Diamond Foods                                   252603105     2115    26500 SH       Sole                                      26500
Disney                                          254687106    12853   426167 SH       Sole                                     426167
Donaldson                                       257651109     3858    70400 SH       Sole                                      70400
Expeditors International                        302130109    17827   439630 SH       Sole                                     439630
Exxon Mobil                                     30231G102    63373   872550 SH       Sole                                     872550
Fiserv, Inc.                                    337738108     3551    69950 SH       Sole                                      69950
General Electric                                369604103      176    11575 SH       Sole                                      11575
Global Payments                                 37940X102     1826    45200 SH       Sole                                      45200
Google                                          38259p508    44633    86660 SH       Sole                                      86660
Greenhill & Co.                                 395259104    13530   473230 SH       Sole                                     473230
H.J. Heinz                                      423074103    20861   413255 SH       Sole                                     413255
Halliburton Company                             406216101    34575  1132880 SH       Sole                                    1132880
Hansen Natural                                  411310105    28632   328015 SH       Sole                                     328015
Healthcare Services Group                       421906108     2320   143750 SH       Sole                                     143750
Heartland Express                               422347104     2191   161600 SH       Sole                                     161600
Honeywell International                         438516106    31965   727975 SH       Sole                                     727975
Hospira                                         441060100    30711   830040 SH       Sole                                     830040
IHS                                             451734107    34186   456975 SH       Sole                                     456975
Intel                                           458140100    16990   796341 SH       Sole                                     796341
Intl Business Machines                          459200101    51114   292295 SH       Sole                                     292295
Iron Mountain                                   462846106     2738    86600 SH       Sole                                      86600
Jacobs Engineering Group                        469814107     1634    50600 SH       Sole                                      50600
Laboratory Corporation of Amer                  50540R409    46430   587355 SH       Sole                                     587355
Linear Technology                               535678106     1334    48250 SH       Sole                                      48250
McCormick & Co.                                 579780206     2800    60650 SH       Sole                                      60650
Mead Johnson                                    582839106    30751   446770 SH       Sole                                     446770
MICROS Systems                                  594901100    28005   637495 SH       Sole                                     637495
Microsoft                                       594918104    23515   944769 SH       Sole                                     944769
MSC Industrial Direct                           553530106    16480   291895 SH       Sole                                     291895
NIKE                                            654106103    47147   551365 SH       Sole                                     551365
Noble Corporation                               H5833N103    15063   513210 SH       Sole                                     513210
Occidental Petroleum                            674599105    43337   606110 SH       Sole                                     606110
Paychex                                         704326107      913    34625 SH       Sole                                      34625
PepsiCo                                         713448108    28917   467161 SH       Sole                                     467161
Portfolio Recovery Associates                   73640q105     2147    34500 SH       Sole                                      34500
Praxair                                         74005p104    36696   392556 SH       Sole                                     392556
Procter & Gamble                                742718109    15914   251878 SH       Sole                                     251878
QEP Resources Inc.                              74733v100    20108   742825 SH       Sole                                     742825
QUALCOMM                                        747525103    63064  1296819 SH       Sole                                    1296819
Questar Corporation                             748356102     1850   104450 SH       Sole                                     104450
Range Resources                                 75281A109    83747  1432550 SH       Sole                                    1432550
Roper Industries                                776696106    26708   387575 SH       Sole                                     387575
Ross Stores                                     778296103     1767    22450 SH       Sole                                      22450
Sigma-Aldrich                                   826552101     3241    52450 SH       Sole                                      52450
Southwestern Energy                             845467109    38113  1143505 SH       Sole                                    1143505
Symantec Corporation                            871503108     1387    85100 SH       Sole                                      85100
TD Ameritrade                                   87236y108    22232  1511900 SH       Sole                                    1511900
Tiffany & Co.                                   886547108     4291    70550 SH       Sole                                      70550
Tim Hortons ADR                                 88706m103     3508    75800 SH       Sole                                      75800
Tupperware Brands                               899896104     3660    68100 SH       Sole                                      68100
Under Armour                                    904311107     1464    22050 SH       Sole                                      22050
United Technologies                             913017109    21423   304481 SH       Sole                                     304481
UPS                                             911312106    19459   308140 SH       Sole                                     308140
Visa                                            92826c839    39434   460038 SH       Sole                                     460038
WABCO                                           92927k102     3381    89300 SH       Sole                                      89300
Waters Corporation                              941848103    49199   651735 SH       Sole                                     651735
Yum! Brands                                     988498101    52152  1055920 SH       Sole                                    1055920
Zebra Technologies                              989207105     1392    45000 SH       Sole                                      45000